Stock Transactions (Details)	18 Months Ended	0 Months Ended
	Aug. 21, 2011	Dec. 28, 2012 Paul I. Detwiler, Jr. Class A voting common stock	Dec. 28, 2012 Paul I. Detwiler, Jr. Class B non-voting common stock	Dec. 28, 2012 Donald L. Detwiler Class A voting common stock	Dec. 28, 2012 Donald L. Detwiler Class B non-voting common stock
Stock Transactions
Number of shares exchanged		10,000		10,000
Number of shares converted			11,180		11,180
Threshold percentage of individual stockholder's shares in formulaic calculation for determining redemption price under put rights	100.00%